Tax assets and liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	$ 3,145
Movement in income statement	1,118
Movement through other comprehensive income and equity	(15)
Other movements including foreign currency movements	(173)
Deferred tax assets at the end of the year	4,075	[1]
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(3,771)
Movement in income statement	(891)
Movement through other comprehensive income and equity	(694)
Other movements including foreign currency movements	119
Deferred tax liabilities at the end of the year	(5,237)	[1]
Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	3,305	[1],[2]
Deferred tax assets at the end of the year	4,075
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(5,122)	[1],[2]
Deferred tax liabilities at the end of the year	(5,237)
UK & Europe Discontinued Operations (M&G Prudential)
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	160
Demerger of UK and Europe operations	(160)
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(1,351)
Demerger of UK and Europe operations	1,351
Unrealised gains and losses on investments
Deferred tax assets in statement of financial position
Movement in income statement	(16)
Other movements including foreign currency movements	(128)
Deferred tax liabilities in statement of financial position
Movement in income statement	(231)
Movement through other comprehensive income and equity	(713)
Other movements including foreign currency movements	118
Deferred tax liabilities at the end of the year	(877)
Unrealised gains and losses on investments | Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	144
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(1,104)
Unrealised gains and losses on investments | UK & Europe Discontinued Operations (M&G Prudential)
Deferred tax liabilities in statement of financial position
Demerger of UK and Europe operations	1,053
Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Movement in income statement	60
Other movements including foreign currency movements	(29)
Deferred tax assets at the end of the year	32
Deferred tax liabilities in statement of financial position
Movement in income statement	(246)
Other movements including foreign currency movements	15
Deferred tax liabilities at the end of the year	(1,507)
Balances relating to investment and insurance contracts | Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	1
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(1,276)
Short-term temporary differences
Deferred tax assets in statement of financial position
Movement in income statement	1,069
Movement through other comprehensive income and equity	(15)
Other movements including foreign currency movements	1
Deferred tax assets at the end of the year	3,888
Deferred tax liabilities in statement of financial position
Movement in income statement	(414)
Movement through other comprehensive income and equity	19
Other movements including foreign currency movements	(14)
Deferred tax liabilities at the end of the year	$ (2,847)
Expected recovery period for balances other than US insurance operations	5 years
Short-term temporary differences | Jackson (US insurance operations)
Deferred tax liabilities in statement of financial position
Deferred tax assets expected to be recovered in line with the run off of the in-force book	$ 3,068
Short-term temporary differences | Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	2,979
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(2,671)
Short-term temporary differences | UK & Europe Discontinued Operations (M&G Prudential)
Deferred tax assets in statement of financial position
Demerger of UK and Europe operations	(146)
Deferred tax liabilities in statement of financial position
Demerger of UK and Europe operations	233
Capital allowances
Deferred tax assets in statement of financial position
Movement in income statement	(3)
Other movements including foreign currency movements	(1)
Deferred tax assets at the end of the year	1
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the end of the year	(6)
Capital allowances | Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	19
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(71)
Capital allowances | UK & Europe Discontinued Operations (M&G Prudential)
Deferred tax assets in statement of financial position
Demerger of UK and Europe operations	(14)
Deferred tax liabilities in statement of financial position
Demerger of UK and Europe operations	65
Unused tax losses
Deferred tax assets in statement of financial position
Movement in income statement	8
Other movements including foreign currency movements	(16)
Deferred tax assets at the end of the year	154
Unused tax losses | Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	$ 162

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations